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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       OF

                       AIM SELECT REAL ESTATE INCOME FUND
                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                                 (713) 626-1919

                                    under the
                         Investment Company Act of 1940
                    Investment Company Act File No. 811-21048

1. TITLE OF THE CLASS OF SECURITIES OF AIM SELECT REAL ESTATE INCOME FUND (THE "TRUST") TO BE REDEEMED:

          Series R Auction Rate Preferred Shares, par value $.001 per share (CUSIP 00888R-40-4), liquidation preference $25,000 per share (the "Series R Preferred Shares").

2.   THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

          November 10, 2006.

3. THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

          The Series R Preferred Shares are to be redeemed pursuant to Part I,
          Section 3(a)(i) of the Trust's Second Amended and Restated Statement Establishing and Fixing the Rights and Preferences of Auction Rate Preferred Shares.

4. THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

          The Trust intends to redeem 100% (2,050) of the outstanding Series R Preferred Shares, representing an aggregate principal amount of $51,250,000.

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 20th day of September, 2006.

                                        AIM SELECT REAL ESTATE INCOME FUND


                                        By: /s/ Philip A. Taylor
                                            ------------------------------------
                                        Name: Philip A. Taylor
                                        Title: President


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